April 30, 2021
Updating Summary Prospectus For Investors in ZENITH ACCUMULATOR Individual Variable Annuity Contracts
Issued By Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about flexible and single purchase payment variable annuity contracts (the “Contracts”) issued by Metropolitan Life Insurance Company ( “MetLife” ,” the “Company,” “we,” “us” or “our).
The prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at dfinview.com/metlife/tahd/MET000207. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000207 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling your Administrative Office at 1-800-638-7732.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call your Administrative Office at 1-800-638-7732 if you wish to continue receiving paper copies of the Portfolios shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Contract.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Contract:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from the Contract within 11 years after contract issue, you will be assessed a contingent deferred sales charge of up to 6.5% of Contract Value withdrawn. You will also be assessed a contingent deferred sales charge if you apply the surrender proceeds to certain annuity payment options.
	For example, if you make an early withdrawal, you could pay a contingent deferred sales charge of up to $6,500 on a $100,000 investment.			Administration Charges, Contingent Deferred Sales Charge and Other Deductions – Contingent Deferred Sales Charge
Transaction Charges	In addition to contingent deferred sales charges, you also may be charged for other transactions such as charges for transferring cash value between Divisions and a premium tax charge.			The Contracts – Transfer Privilege
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract	1.35% (1)	1.35% (1)
	Investment options (Portfolio fees and expenses)	0.28% (2)	1.22% (2)
(1) As a percentage of your net assets. (2) As a percentage of Portfolio assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.

	FEES AND EXPENSES		LOCATION IN PROSPECTUS
	Lowest Annual Cost:	Highest Annual Cost:
	$1,515	$2,292
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Portfolio fees and expenses
• No optional benefits
• No sales charges
	• No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive optional benefits and Portfolio fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Contingent deferred sales charges may apply for up to 11 years following each purchase payment. Contingent deferred sales charges will reduce the value of your Contract if you withdraw money during that time.
• The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.		Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).
• Each investment option (including any Fixed Account investment option) will have its own unique risks.
	• You should review these investment options before making an investment decision.		Principal Risks of Investing in the Contract
Insurance Company Risks	• Contracts are subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment options), guarantees, and benefits of the Contract are subject to the claims-paying ability of the Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.		Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	There is no charge for the first twelve transfers between Divisions. There is a $10 fee for each transfer thereafter. We reserve the right to add, remove or substitute Portfolios. The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.	The Contracts – Transfer Privilege
Optional Benefits	There are no limitations or restrictions on the optional disability benefit rider. The optional disability benefit rider may not be changed or terminated by Metropolitan Life.	The Contracts – Disability Benefit Rider
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
• There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	Federal Income Tax Status
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Investments of the Variable Account – Certain Payments We Receive with Regard to the Portfolios
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	The Contract – Replacement of Annuity Contracts

GLOSSARY
We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we use certain terms that have special meanings. These terms are defined below:
Account  — A sub-account of the Variable Account or the Fixed Account.
Accumulation Unit — Used to calculate the Contract Value before annuitization.
Annuitant  — The person on whose life the Contract is issued.
Annuitization  — Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.
Annuity Unit — Used to calculate the dollar amount of annuity payments.
Beneficiary  — The person designated to receive any benefits under a Contract if an Owner (or Annuitant, if the Contract is not owned by an individual) dies before the Maturity Date.
Contract Year — A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.
Death Proceeds (prior to annuitization) — The amount we pay prior to annuitization, on receipt of due proof of death of an Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.
Designated Office — Our Designated Office for receipt of purchase payments, loan repayments, requests and elections, and communications regarding death of the Owner (or Annuitant) is New England Life Insurance Company, located at 501 Boylston Street, Boston, Massachusetts 02116, (800) 435-4117.
Fixed Account — A part of the Company’s general account to which you can allocate net purchase payments under most Contracts. The Fixed Account provides guarantees of principal and interest. Aspects of the Fixed Account are briefly summarized in this prospectus in order to give a better understanding of how the Contract functions. (See “The Fixed Account.”)
Maturity Date — The date on which annuity payments begin, as stated in the application or as later deferred.
Net Purchase Payment — A purchase payment, in which the premium tax and any premium for the disability benefit rider, if applicable has been deducted before allocation to the accounts.
Non-life contingency option — A fixed period benefit option where payments are guaranteed for a specified period of time regardless of whether the Payee is alive.
Payee  — Any person or entity entitled to receive payment under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Owner.
Sub-Account — The Variable Account is divided into sub-accounts, each of which invests in a Portfolio.
Variable Account — A separate investment account of the Company. The Variable Account is divided into sub-accounts; each invests in shares of one Portfolio.
Variable Annuity — An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

APPENDIX A — PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000207. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
					1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund(1) - Class 2 Capital Research and Management CompanySM	0.99%	0.25%	1.24%	29.72%	14.43%	9.43%
Seeks growth of capital.	American Funds Growth Fund(1) - Class 2 Capital Research and Management CompanySM	0.61%	0.25%	0.86%	52.10%	22.75%	16.85%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.55%	0.25%	0.80%	13.54%	13.93%	12.74%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America*(1) (formerly known as American Funds Bond Fund) - Class 2 Capital Research and Management CompanySM	0.46%	0.25%	0.71%	9.73%	4.92%	3.92%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.72%	—	—	26.58%	14.72%	7.64%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	—	—	8.60%	4.99%	4.57%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
					1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	—	—	40.66%	20.74%	15.29%
Seeks a high level of current income consistent with preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	—	—	0.43%	1.12%	0.56%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.74%	—	—	19.23%	13.08%	10.62%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.89%	—	—	9.52%	5.90%	4.98%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.88%	—	—	11.04%	7.57%	6.45%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.90%	—	—	13.85%	9.42%	7.92%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
					1 YEAR	5 YEAR	10 YEAR
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.94%	—	—	16.59%	11.30%	9.32%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	—	—	6.25%	9.62%	9.10%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.78%	—	—	17.45%	11.14%	10.33%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	—	—	11.27%	13.22%	11.80%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.80%	—	—	22.03%	14.67%	13.59%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Clarion Global Real Estate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC	0.89%	—	—	-5.02%	3.88%	5.23%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
					1 YEAR	5 YEAR	10 YEAR
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.53%	—	—	6.69%	10.69%	10.17%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.98%	—	—	31.38%	16.63%	13.29%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.91%	—	—	5.24%	7.13%	6.32%
Seeks capital appreciation.	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	—	—	27.58%	14.84%	11.55%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	—	—	56.76%	19.89%	15.72%
Seeks long-term growth of capital.	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	—	—	56.80%	23.52%	18.67%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
					1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	—	—	32.54%	13.33%	14.42%
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	—	—	12.07%	11.45%	11.07%
Seeks long-term capital growth.	Loomis Sayles Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.13%	—	—	34.04%	17.97%	14.74%
Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.52%	—	—	7.01%	3.95%	3.34%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.57%	—	—	13.15%	11.80%	10.97%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.64%	—	—	7.58%	7.17%	5.07%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
					1 YEAR	5 YEAR	10 YEAR
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.58%	—	—	19.35%	12.94%	10.94%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.52%	—	—	17.83%	14.65%	13.32%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio*† - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.27%	—	—	18.10%	14.93%	13.60%
Seeks capital appreciation.	MFS ® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	—	—	13.02%	9.64%	6.05%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.76%	—	—	9.60%	8.74%	8.33%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio*† - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.61%	—	—	9.76%	8.90%	8.49%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
					1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation.	MFS ® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	—	—	3.75%	10.26%	11.08%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.88%	—	—	153.11%	37.99%	21.11%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.85%	—	—	25.11%	15.77%	12.93%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.03%	—	—	11.54%	5.06%	3.45%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.81%	—	—	8.51%	4.72%	3.79%
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.76%	—	—	9.83%	8.52%	7.23%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
					1 YEAR	5 YEAR	10 YEAR
Seeks growth of capital.	SSGA Growth ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.80%	—	—	10.75%	9.61%	8.03%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.83%	—	—	36.64%	19.04%	16.66%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	—	—	23.92%	16.05%	14.48%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.75%	—	—	24.04%	15.98%	14.54%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	—	—	7.64%	9.54%	8.52%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	0.80%	—	—	6.61%	6.44%	5.29%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	0.48%	—	—	5.24%	3.07%	2.68%
†	The Portfolio is no longer available for additional allocations.

(1)	The Portfolio has an additional platform fee of .25%. This amount is included in the Mortality and Expense Risk Charge and is not a separate charge.
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
For more information regarding the Investment Adviser and the subadviser of the Brighthouse Funds Trust I and Brighthouse Funds Trust II Portfolios, see the Statement of Additional Information for the Contracts, and also see the Brighthouse Funds Trust I and Brighthouse Funds Trust II prospectuses and Statements of Additional Information.

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, which is legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at dfinview.com/metlife/tahd/MET000207, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000080229